Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2019	2018
Net loss before income taxes	$(78,921)	$(427,076)
Expected income taxes at the statutory rate of 26.72% (2018 – 27.00%)	(21,088)	(115,311)
(Increase) decrease in income tax recovery resulting from:
Share-based compensation	4,247	5,185
Non-taxable portion of foreign exchange (gain) loss	(8,155)	14,467
Effect of change in income tax rates	(6,098)	—
Effect of rate adjustments for foreign jurisdictions	(27,785)	(22,119)
Effect of change in deferred tax benefit not recognized(1)	(7,563)	14,467
Adjustments and assessments	(20)	1,544
Income tax recovery	$(66,462)	$(101,767)
(1)A deferred income tax asset has not been recognized for accumulated allowable capital losses of $109 million ($139 million as at December 31, 2018) related to the foreign exchange losses arising from the translation of U.S. dollar denominated long-term notes.

Continuity of net deferred income tax liability
A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2019	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2019
Taxable temporary differences:
Petroleum and natural gas properties	$(954,506)	$48,995	$23,517	$(881,994)
Financial derivatives	(21,486)	21,486	—	—
Other	(3,045)	5,192	(4,550)	(2,403)
Deductible temporary differences:
Asset retirement obligations	172,359	(7,364)	(472)	164,523
Financial derivatives	—	802	—	802
Non-capital losses	399,699	(1,460)	(11,522)	386,717
Finance costs	96,143	904	—	97,047
Net deferred income tax liability(1)	$(310,836)	$68,555	$6,973	$(235,308)
(1)Non-capital loss carry-forwards at December 31, 2019 totaled $1,714.6 million and expire from 2029 to 2039.

As at	January 1, 2018	Recognized in Net Loss	Share Issuance Costs	Business Combination	Foreign Currency Translation Adjustment	December 31, 2018
Taxable temporary differences:
Petroleum and natural gas properties	$(696,427)	$(11,639)	$—	$(207,337)	$(39,103)	$(954,506)
Financial derivatives	—	(22,984)	—	1,498	—	(21,486)
Deferred income	(17,827)	17,827	—	—	—	—
Other	(5,956)	(2,538)	209	—	5,240	(3,045)
Deductible temporary differences:
Asset retirement obligations	97,977	62,984	—	10,789	609	172,359
Financial derivatives	8,528	(8,528)	—	—	—	—
Non-capital losses	330,749	48,725	—	—	20,225	399,699
Finance costs	78,258	17,885	—	—	—	96,143
Net deferred income tax liability(1)	$(204,698)	$101,732	$209	$(195,050)	$(13,029)	$(310,836)
(1)Non-capital loss carry-forwards at December 31, 2018 totaled $1,733.8 million and expire from 2029 to 2038.